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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman          Northbrook, IL        8/12/10
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: 170,161
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
      COLUMN 1                COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE OF             VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER              CLASS      CUSIP   (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
   --------------              -----      -----   --------   -------  --- ----  ----------  --------    ----   ------ ----
ACCELRYS INC                     COM    00430U103    8,163  1,265,632 SH           SOLE               1,265,632   0     0
ACCELRYS INC                     COM    00430U103      250     38,794 SH          OTHER                  38,794   0     0
AMBASSADORS GROUP INC            COM    023177108    8,037    711,898 SH           SOLE                 711,898   0     0
AMBASSADORS GROUP INC            COM    023177108      246     21,832 SH          OTHER                  21,832   0     0
ANGIODYNAMICS INC                COM    03475V101    9,426    639,045 SH           SOLE                 639,045   0     0
ANGIODYNAMICS INC                COM    03475V101      291     19,746 SH          OTHER                  19,746   0     0
BALCHEM CORP                     COM    057665200   19,325    772,984 SH           SOLE                 772,984   0     0
BALCHEM CORP                     COM    057665200      512     20,475 SH          OTHER                  20,475   0     0
BERKSHIRE HATHAWAY INC DEL    CL B NEW  084670702    2,522     31,650 SH           SOLE                  31,650   0     0
BERKSHIRE HATHAWAY INC DEL    CL B NEW  084670702      141      1,775 SH          OTHER                   1,775   0     0
DYNAMEX INC                      COM    26784F103    2,532    207,568 SH           SOLE                 207,568   0     0
LIQUIDITY SERVICES INC           COM    53635B107   17,165  1,324,468 SH           SOLE               1,324,468   0     0
LIQUIDITY SERVICES INC           COM    53635B107      456     35,150 SH          OTHER                  35,150   0     0
NEUSTAR INC                     CL A    64126X201      706     34,262 SH           SOLE                  34,262   0     0
NEUSTAR INC                     CL A    64126X201       31      1,500 SH          OTHER                   1,500   0     0
NVE CORP                       COM NEW  629445206   18,319    420,846 SH           SOLE                 420,846   0     0
NVE CORP                       COM NEW  629445206      583     13,400 SH          OTHER                  13,400   0     0
ORION MARINE GROUP INC           COM    68628V308    1,965    138,400 SH           SOLE                 138,400   0     0
ORION MARINE GROUP INC           COM    68628V308       45      3,200 SH          OTHER                   3,200   0     0
PHASE FORWARD INC                COM    71721R406    1,753    105,100 SH           SOLE                 105,100   0     0
PHASE FORWARD INC                COM    71721R406      152      9,100 SH          OTHER                   9,100   0     0
PURECYCLE CORP                 COM NEW  746228303    5,264  1,879,839 SH           SOLE               1,879,839   0     0
PURECYCLE CORP                 COM NEW  746228303      128     45,805 SH          OTHER                  45,805   0     0
REPLIGEN CORP                    COM    759916109    2,565    799,162 SH           SOLE                 799,162   0     0
REPLIGEN CORP                    COM    759916109       84     26,168 SH          OTHER                  26,168   0     0
SCIENTIFIC LEARNING CORP         COM    808760102   26,997  5,132,555 SH           SOLE               5,132,555   0     0
SCIENTIFIC LEARNING CORP         COM    808760102      244     46,355 SH          OTHER                  46,355   0     0
SURMODICS INC                    COM    868873100   11,576    705,449 SH           SOLE                 705,449   0     0
SURMODICS INC                    COM    868873100      438     26,661 SH          OTHER                  26,661   0     0
SYMYX TECHNOLOGIES               COM    87155S108    1,442    287,911 SH           SOLE                 287,911   0     0
SYMYX TECHNOLOGIES               COM    87155S108       38      7,600 SH          OTHER                   7,600   0     0
UNIVERSAL TECHNICAL INST INC     COM    913915104   10,886    460,511 SH           SOLE                 460,511   0     0
UNIVERSAL TECHNICAL INST INC     COM    913915104      429     18,129 SH          OTHER                  18,129   0     0
WEBSENSE INC                     COM    947684106   16,896    893,947 SH           SOLE                 893,947   0     0
WEBSENSE INC                     COM    947684106      554     29,300 SH          OTHER                  29,300   0     0